The Company and a Summary of its Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
(a)	Nature of Operations
On August 29, 2019, DermTech, Inc., formerly known as Constellation Alpha Capital Corp, (“the Company”), and DermTech Operations, Inc., formerly known as DermTech, Inc., (“DermTech Operations”), consummated the transactions contemplated by the Agreement and Plan of Merger, dated as of May 29, 2019, by and among the Company, DT Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”), and DermTech Operations. We refer to this agreement, as amended by that certain First Amendment to Agreement and Plan of Merger dated as of August 1, 2019, as the Merger Agreement. Pursuant to the Merger Agreement, Merger Sub merged with and into DermTech Operations, with DermTech Operations surviving as a wholly-owned subsidiary of the Company. We refer to this transaction as the Business Combination. In connection with and two days prior to the completion of the Business Combination, the Company domesticated from the British Virgin Islands to Delaware. DermTech Operations changed its name from DermTech, Inc. to DermTech Operations, Inc. shortly before the completion of the Business Combination. On August 29, 2019, immediately following the completion of the Business Combination, the Company changed its name from Constellation Alpha Capital Corp. to DermTech, Inc., and then effected a one-for-two reverse
stock split of its common stock (“Reverse Stock Split”).
The Company is an emerging growth molecular diagnostic company developing and marketing its Clinical Laboratory Improvement Amendments of 1988, (“CLIA”), laboratory services including molecular pathology tests to facilitate the diagnosis of dermatologic conditions including melanoma. The Company has developed a proprietary, non-invasive
technique for sampling the surface layers of the skin using an adhesive patch in order to collect individual biological information for commercial applications in the medical diagnostic field.

(a)	Nature of Operations
DermTech, Inc. (the Company) was incorporated in California on December 28, 1995 as DermTech, International, and
re-incorporated
in Delaware on May 16, 2014. The Company is an emerging growth molecular diagnostic company developing and marketing its Clinical Laboratory Improvement Amendments (CLIA) laboratory services including molecular pathology tests to facilitate the diagnosis of dermatologic conditions including melanoma. The Company has developed a proprietary, non-invasive
technique for sampling the surface layers of the skin using an adhesive patch in order to collect individual biological information for commercial applications in the medical diagnostic field.

Basis of Presentation, Reverse Stock Split and Going Concern
(b)	Basis of Presentation, Reverse Stock Split and Going Concern
These condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, (“U.S. GAAP”), which contemplate continuation of the Company as a going concern, for interim financial information and with the instructions to Form
10-Q
and Article 10 of Securities and Exchange Commission, (“SEC”), Regulation
S-X.
Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation, have been included.
The Company has incurred net losses since the Company’s formation and has an accumulated deficit of $86.0 million and a negative operating cash flow of $11.7 million as of September 30, 2019 and does not have adequate cash on hand to fund operations for the next year. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying condensed consolidated financial statements and notes to the condensed consolidated financial statements give retroactive effect to the Reverse Stock Split for all periods presented.
The Company has evaluated the expected cash requirements for a
12-month
period from the issuance date of the condensed consolidated financial statements through November 2020 and do not believe they will have sufficient cash on hand to fund operations. Management intends to pursue additional equity and debt financings and believes this will be sufficient to provide the Company with the ability to continue, to support its planned operations and to continue developing and commercializing gene expression tests. There can be no assurances as to the availability of additional financing or the terms upon which additional financing may be available to the Company. If the Company is unable to obtain sufficient funding at acceptable terms, it may be forced to significantly curtail its operations, and the lack of sufficient funding may have a material adverse impact on the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

(b)	Basis of Presentation and Going Concern
These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP), which contemplate continuation of the Company as a going concern. The Company has incurred net losses since the Company’s formation and has an accumulated deficit of $71.4 million and a net capital deficiency of $5.1 million as of December 31, 2018 and does not have adequate cash on hand to fund operations for the next year. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The Company has evaluated the expected cash requirements for a 12 month period from the issuance date of the financial statements through March 2020. Management intends to pursue additional equity and debt financings. They believe this will be sufficient to provide the Company with the ability to continue, to support its planned operations and to continue developing and commercializing gene expression tests. There can be no assurances as to the availability of additional financing or the terms upon which additional financing may be available to the Company. If the Company is unable to obtain sufficient funding at acceptable terms, it may be forced to significantly curtail its operations, and the lack of sufficient funding may have a material adverse impact on the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Use of Estimates
(c)	Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the amounts of revenues and expenses reported during the period. On an ongoing basis, management evaluates these estimates and judgments, including those related to assay revenue, stock-based compensation, accounts receivable, derivative liability, the realization of deferred tax assets, and common and preferred stock valuations. Actual results may differ from those estimates.

(c)	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses reported during the period. On an ongoing basis, management evaluates these estimates and judgments, including those related to assay revenue, stock-based compensation, accounts receivable, derivative liability, the realization of deferred tax assets, and common and preferred stock valuations. Actual results may differ from those estimates.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents
The Company considers all highly liquid investments with remaining maturities of three months or less when purchased to be cash equivalents. The Company maintains its cash balances at banks and financial institutions. The balances are insured up to the legal limit. The Company maintains cash balances that may, at times, exceed this insured limit.

(d)	Cash and Cash Equivalents
The Company considers all highly liquid investments with remaining maturities of three months or less when purchased to be cash equivalents. The Company maintains its cash balances at banks and financial institutions. The balances are insured up to the legal limit. The Company maintains cash balances that may, at times, exceed this insured limit.

Property and Equipment
(e)	Property and Equipment
Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from two to five years. Leasehold improvements are depreciated over the shorter of the remaining term of the lease or the useful life of the asset. The Company recorded depreciation expense of $20,000 and $19,000 for the three months ended September 30, 2019 and 2018, respectively, and $0.1 million and $0.1 million for the nine months ended September 30, 2019 and 2018, respectively. No property or equipment was disposed of during the three and nine months ended September 30, 2019 and 2018. The Company assesses its long-lived assets, consisting primarily of property and equipment, for impairment when material events or changes in circumstances indicate that the carrying value may not be recoverable. There were no impairment losses for the three and nine months ended September 30, 2019 and 2018.

(e)	Property and Equipment
Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed using the straight-line
method over the estimated useful lives of the assets that range from two to five years. Leasehold improvements are depreciated over the shorter of the life of the lease or the asset. The Company recorded depreciation expense of $0.1 million and $0.1 million for the years ended December 31, 2018 and 2017, respectively. No property or equipment was disposed of during 2018. The Company disposed of $21,000 of fully depreciated property and equipment as of December 31, 2017.

Research and Development
(f)	Research and Development
Costs incurred in connection with research and development (“R&D”) activities are expensed as incurred. R&D expenses consist of (i) employee-related expenses, including salaries, benefits, travel and stock compensation expense; (ii) facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.
The Company expenses all costs as incurred in connection with patent applications (including direct application fees and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses.

(f)	Research and Development
Costs incurred in connection with research and development activities are expensed as incurred. Research and development expenses consist of
(i) employee-related
expenses, including salaries, benefits, travel and stock compensation expense; (ii) facilities and other expenses, which include direct and allocated expenses for rent and maintenance of facilities and laboratory and other supplies.
The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses.

Concentration of Credit Risk
(g)	Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains $21.2 million in a bank deposit account that is in excess of the $250,000 insurance provided by the Federal Deposit Insurance Corporation in one federally insured financial institution. The Company has not experienced any losses in such accounts.

(g)	Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains $4.5 million in a bank deposit account that is in excess of the $250,000 insurance provided by the Federal Deposit Insurance Corporation in one federally insured financial institution. The Company has not experienced any losses in such accounts.

Income Taxes
(h)	Income Taxes
The Company provides for federal and state income taxes on the asset and liability approach which requires deferred tax assets and liabilities to be recognized based on temporary differences between the condensed consolidated financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.
Deferred tax assets are reduced by a valuation allowance when, in management’s opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. The Company’s valuation allowance is based on available evidence, including its current year and prior year operating losses, evaluation of positive and negative evidence with respect to certain specific deferred tax assets including evaluation sources of future taxable income to support the realization of the deferred tax assets. The Company has established a full valuation allowance on the deferred tax assets as of September 30, 2019 and December 31, 2018.
Current and deferred tax assets and liabilities are recognized based on the tax positions taken or expected to be taken in the Company’s income tax returns. U.S. GAAP requires that the tax benefits of an uncertain tax position can only be recognized when it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authority. Tax benefits related to tax positions that do not meet this criterion are not recognized in the condensed consolidated financial statements.
The Company recognizes interest and penalties related to income tax matters in income tax expense.

(h)	Income Taxes
The Company provides for federal and state income taxes on the asset and liability approach which requires deferred tax assets and liabilities to be recognized based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the temporary differences are expected to reverse.
Deferred tax assets are reduced by a valuation allowance when, in management’s opinion, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. The Company’s valuation allowance is based on available evidence, including its current year and prior year operating losses, evaluation of positive and negative evidence with respect to certain specific deferred tax assets including evaluation sources of future taxable income to support the realization of the deferred tax assets. The Company has established a full valuation allowance on the deferred tax assets as of December 31, 2018 and 2017.
Current and deferred tax assets and liabilities are recognized based on the tax positions taken or expected to be taken in the Company’s income tax returns. U.S. GAAP requires that the tax benefits of an uncertain tax position can only be recognized when it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authority. Tax benefits related to tax positions that do not meet this criterion are not recognized in the financial statements.
The Company recognizes interest and penalties related to income tax matters in income tax expense.

Revenue Recognition
(i)	Revenue Recognition
The Company’s revenue is generated from two revenue streams, contract revenue and assay revenue. The Company accounts for revenue in accordance with Accounting Standards Codification (“
ASC
”) Topic 606, Revenue from Contracts with Customers (“
ASC 606
”). The core principle of ASC 606 is that the Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The ASC 606 revenue recognition model consists of the following five steps: (1) identify the contracts with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation.
The Company adopted ASC 606 on January 1, 2019, using the modified retrospective method and elected to utilize Practical Expedient 1 to apply the modified retrospective method to only contracts which were open as of January 1, 2019. Application of the modified retrospective method for the Company’s contract revenue did require a cumulative effect adjustment upon adoption, which resulted in an adjustment of $45,000 to increase accumulated deficit and deferred revenue. Application of the modified retrospective method for the Company’s assay revenue does not materially impact amounts previously reported by the Company, nor does it require a cumulative effect adjustment upon adoption, as the Company’s method of recognizing revenue under ASC 606 was analogous to the method utilized immediately prior to adoption. Accordingly, there is no need for the Company to disclose the amount by which each financial statement line item was affected as a result of applying the new standard and an explanation of significant changes.
The Company recognizes revenue from its contract and assay goods and service in accordance with the core principles and key aspects considered by the Company. These considerations are described in detail below, first for Contract Revenue and then for Assay Revenue.
Contract Revenue
Contract revenue is generated from the sale of laboratory services and adhesive sample collection kits to third party companies through contract research agreements. Laboratory revenues result from providing gene expression tests to facilitate the development of drugs designed to treat dermatologic conditions. The provision of gene expression services may include sample collection using the Company’s patented adhesive patch biopsy devices, assay development for research partners, ribonucleic acid (“
RNA
”) isolation, expression, amplification and detection, including data analysis and reporting.
Contracts
As part of the Company’s contract revenue, the Company has established agreements and work orders with the Company’s pharmaceutical partners that fall under the scope of ASC 606.
Performance Obligations
ASC 606 requires an entity to assess the goods or services promised in a contract and identify as a performance obligation each promise to transfer to the customer either a good or service (or a bundle of goods or services) that is distinct, or a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. Based upon review of existing contracts, a majority of the Company’s contract revenue agreements contain three performance obligations:

(1)	Adhesive patch kits

(2)	RNA extractions and analysis

(3)	Certain project management fees
Many of the Company’s contract revenue agreements contain promises such as start-up activities
and quality system setup fees, which are activities that the Company performs to fulfill the agreement and they do not transfer any good or service to the customer. These promises encompass the administrative tasks associated with beginning and initiating a new project or study with a pharmaceutical company. In accordance with ASC 606, an entity does not account for these activities as a promised good or service within the agreement nor evaluate whether they are a performance obligation.
Transaction Price
The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in an agreement with a customer may include fixed amounts, variable amounts, or both.
The transaction prices of the Company’s performance obligations are listed in its agreements on a per unit basis and are fixed for adhesive patch kits and RNA extractions and analysis. The project management fees are assessed based on a monthly service fee which range within the agreements depending on certain factors which include length of the project and the amount of kits or RNA extractions and analysis promised within the agreement. The fixed and variable rates are materially consistent within the Company’s agreements. Therefore, the Company utilizes the prices listed in our agreements as the transaction price for each performance obligation.
In determining the transaction price, ASC 606 requires an entity to adjust the promised amount of consideration for the effects of the time value of money if the agreement contains a significant financing component. The Company’s agreements state fixed transaction prices for each deliverable associated with the agreement and do not qualify for the significant financing component of ASC 606.
Allocate the Transaction Price
The Company’s contracts have a directly observable transaction price pertaining to each promised good or service. Those prices are consistent across agreements for adhesive patch kits and RNA extractions and analysis, with the exception of the Company’s project management fees, which the Company’s believes encompass a sufficiently narrow range of prices that are dictated upon factors of each agreement previously discussed above. Therefore, the Company’s relies on those transaction prices as the basis to allocate the stand-alone selling prices to the performance obligations of the agreement.
Most of the Company’s agreements contain a discount that is allocated to items within the agreement, whether they are performance obligations or not. Those items that are not performance obligations (e.g. quality system setup and start up fees) have the associated discount allocated to the transaction prices of the performance obligations evenly.
Recognize Revenue
An entity should recognize revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when (or as) the customer obtains control of that good or service. The adhesive patch kits are recognized at a point in time when shipped to the customer. The RNA extraction and analysis are recognized at a point in time when the extraction and analysis process is complete and the results are sent to the customer. The Company provides its project management service over the life of the agreement, providing equal benefit to the customer throughout the life of the project or study. Therefore, the revenue related to the Company’s project management fees is recognized straight-line over the life agreement.
Deferred Revenue and Remaining Performance Obligations
The Company records a deferred revenue liability if a customer pays consideration before the Company transfers a good or service to the customer. Deferred revenue primarily represents upfront milestone payments, for which consideration is received prior to goods/services are completed or delivered. Deferred revenue at September 30, 2019 and December 31, 2018 was $1.5 million and $1.6 million, respectively.
Remaining performance obligations include deferred revenue and amounts the Company expects to receive for goods and services that have not yet been delivered or provided under existing agreements. For agreements that have an original duration of one year or less, the Company has elected the practical expedient applicable to such agreements and does not disclose the remaining performance obligations at the end of each reporting period and when the Company expects to recognize this revenue. As of September 30, 2019, the estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied for executed agreements with an original duration of one year or more was approximately $1.7 million. The Company expects to recognize revenue on the majority of these remaining performance obligations over the next two to three years.
Assay Revenue
The Company generates revenues from its Pigmented Lesion Assay (“PLA”) and Nevome services it provides to dermatologists in various states throughout the United States to assist in a clinician’s diagnosis of melanoma. The Company provides prescribing dermatologists with its adhesive sample collection kits to perform non-invasive skin
biopsies of clinically ambiguous pigmented skin lesions on patients. Once the sample is collected by the healthcare clinician, it is returned to the Company’s CLIA laboratory for analysis. The patient RNA and deoxyribonucleic acid (“DNA”) is extracted from the adhesive patch collection kit and analyzed using gene expression technology to determine if the pigmented skin lesion contains certain genomic features indicative of melanoma. Upon completion of the gene expression analysis, a final report is drafted and provided to the dermatologists detailing the test results for the pigmented skin lesion indicating whether the sample collected is indicative of melanoma or not.
Contracts
The Company’s customer is the patient. However, the Company does not enter into a formal reimbursement agreement with a patient, as formal reimbursement agreements are more commonly established with insurance payers. Accordingly, the Company establishes an agreement with a patient in accordance with other customary business practices.

•	Approval of an agreement is established by the use of the Company’s adhesive patch kit on a patient by an ordering physician, which is then sent to the Company’s central lab for testing.

•
The Company is obligated to perform the Company’s laboratory services upon receipt of a sample from a physician, and the patient and/or applicable payer are obligated to reimburse us for services rendered based on the patient’s insurance benefits.

•	Payment terms are a function of a patient’s existing insurance benefits.

•
Once the Company delivers a patient’s test result to the ordering physician, the Company is legally able to collect payment and bill an insurer and/or patient, depending on payer agreement status or patient insurance benefit status.

•	The Company’s consideration is deemed to be variable, and the Company considers collection of such consideration to be probable to the extent that it is unconstrained.
Performance Obligations
A performance obligation is a promise in an agreement to transfer a distinct good or service (or a bundle of goods or services) to the customer. The customer is able to order a PLA test. However, a Nevome test cannot be ordered separately from the PLA test and it is contingent on being run only when a PLA test comes back positive on a sample. The Nevome test would not qualify as a distinct service. Therefore, the PLA test is recognized as a single performance obligation and the Nevome test, if rendered, is bundled with the single PLA performance obligation.
Transaction Price
The transaction price is the amount of consideration that the Company expects to collect in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties (for example, some sales taxes). The consideration expected from an agreement with a customer may include fixed amounts, variable amounts, or both.
The consideration derived from the Company’s agreements is deemed to be variable, though the variability is not explicitly stated in any agreement. Rather, the implied variability is due to several factors, such as the amount of contractual adjustments, any patient co-payments, deductibles
or patient compliance incentives, the existence of secondary payers and claim denials.
The Company estimates the amount of variable consideration using the expected value method, which represents the sum of probability-weighted amounts in a range of possible consideration amounts. When estimating the amount of variable consideration, the Company considers several factors, such as historical collections experience, patient insurance eligibility and payer reimbursement agreements.
The Company limits the amount of variable consideration included in the transaction price to the unconstrained portion of such consideration. In other words, the Company recognizes revenue up to the amount of variable consideration that is not subject to a significant reversal until additional information is obtained or the uncertainty associated with the additional payments or refunds is subsequently resolved. Differences between original estimates and subsequent revisions, including final settlements, represent changes in the estimate of variable consideration and are included in the period in which such revisions are made. Revenue recognized from changes in transaction prices was not material for the three and nine months ended September 30, 2019 and 2018, respectively.
The Company monitors its estimates of transaction price to depict conditions that exist at each reporting date. If the Company subsequently determines that it will collect more consideration than it originally estimated for an agreement with a patient, it will account for the change as an increase in the estimate of the transaction price (i.e., an upward revenue adjustment) in the period identified. Similarly, if the Company subsequently determines that the amount it expects to collect from a patient is less than it originally estimated, it will generally account for the change as a decrease in the estimate of the transaction price (i.e., a downward revenue adjustment), provided that such downward adjustment does not result in a significant reversal of cumulative revenue recognized.
When the Company does not have significant historical experience or that experience has limited predictive value, the constraint over estimates of variable consideration may result in no revenue being recognized upon delivery of a patient’s test result to the ordering physician, with recognition, generally occurring at the date of cash receipt.
Allocate the Transaction Price
The entire transaction price is allocated entirely to the single performance obligation contained within the agreement with a patient.
Recognize Revenue
The Company’s single performance obligation is satisfied at a point in time, and that point in time is defined as the date a patient’s successful test result is delivered to the patient’s ordering physician. The Company considers this date to be the time at which the patient obtains control of the final results of the promised test service.
If a Nevome test service is ordered and completed in conjunction with the Company’s PLA service, then the Company will recognize revenue upon the delivery of both final reports to the physician. The delivery of the Company’s Nevome test results is typically after the Company’s PLA results are delivered due to the circumstances of how the Company processes the Nevome test. However, this length in time is determined to not materially impact the final overall revenue recognition timing.
(c) Disaggregation of Revenue
The following tables present the Company’s revenues disaggregated by revenue source during the three months ended September 30, 2019 and 2018, respectively, and during the nine months ended September 30, 2019 and 2018, respectively (in thousands):

	Three Months Ended September 30,
	2019	2018
Assay Revenue
PLA Test	$385	$321
Contract Revenue
Adhesive Patch kits	101	103
RNA Extractions	—	144
Project Management Fees	79	55
Other	—	18

Total Revenue	$565	$641

	Nine Months Ended September 30,
	2019	2018
Assay Revenue
PLA Test	$905	$853
Contract Revenue
Adhesive Patch kits	436	323
RNA Extractions	200	396
Project Management Fees	232	154
Other	2	87

Total Revenue	$1,775	$1,813

(d) Contract Balances
The timing of revenue recognition, billings and cash collections results in billed accounts receivable and deferred revenue on the condensed consolidated balance sheets.
Generally, contract revenue has a majority of agreements in which the Company receives a substantial up-front payment
upon various milestones over the life of the agreement. This results in deferred revenue and is relieved upon delivery of the applicable adhesive patch kits or RNA extraction results. Changes in accounts receivable and deferred revenue were not materially impacted by any other factors.
Deferred revenue balances are presented on the Company’s condensed consolidated balance sheets and were $1.5 million and $1.6 million as of September 30, 2019 and December 31, 2018, respectively.

(i)	Revenue Recognition
Revenues are recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. The Company assesses whether the fee is fixed or determinable based on the nature of the fee charged for the products or services delivered and whether there are existing contractual arrangements. Revenues are deferred for payments received before the earnings process is complete.

Contract Revenue
Contract revenue is generated from the sale of laboratory services and adhesive sample collection kits to third party companies through contract research agreements.
L
aboratory
revenues result from providing gene expression tests to facilitate the development of drugs designed to treat dermatologic conditions. The provision of gene expression services may include sample collection using the Company’s patented adhesive patch biopsy devices, assay development for research partners, ribonucleic acid (RNA) isolation, expression, amplification and detection, including data analysis and reporting.
The Company has multiple element arrangements for contract research collaborations that include sales of biopsy kits, laboratory processing and set up procedures. The Company accounts for these revenues as separate units of accounting. To qualify as a separate unit of accounting, the delivered item must have value to the customer on a standalone basis. The Company has concluded that their biopsy kits have standalone value as they are routinely sold separately. In addition, the Company’s laboratory processing fees have standalone value and can be sold separately. The timing of the delivery of adhesive patch biopsy devices and performance of RNA analysis varies significantly by each contract. Revenue is recognized when adhesive patch biopsy devices are shipped and when RNA extraction data is summarized and delivered to the customer. Project initiation and set up milestones include project management and control, quality systems set up, procurement and receiving inspection, revisions to standard operating procedures and other items. These items are recognized as revenue pro ratably over completion of the standalone products and/or services of the contract.
The total arrangement consideration for a multiple element arrangement is allocated to the identifiable separate units of accounting based on their relative selling price. The Company determined the relative selling price for each deliverable using the best estimate of selling price (BESP) for the deliverable. The Company determines the BESP for each deliverable primarily by considering the historical selling price of these deliverables in similar transactions as well as other factors, including, but not limited to review of stand-alone sales and current pricing practices.
Assay Revenue
The Company generates revenues from their Pigmented Lesion Assay (PLA) and Nevome services it provides to dermatologists in various states throughout the United States to assist in a clinician’s diagnosis of melanoma. The Company provides participating dermatologists with its adhesive sample collection kits to perform non-invasive
skin biopsies of clinically ambiguous pigmented skin lesions on patients. Once the sample is collected by the dermatologists, it is returned to the Company’s CLIA laboratory for analysis. The patient RNA and deoxyribonucleic acid (DNA) is extracted from the adhesive patch collection kit and analyzed using gene expression technology to determine if the pigmented skin lesion contains certain genomic features indicative of melanoma. Upon completion of the gene expression analysis, a final report is drafted and provided to the dermatologists detailing the results of the pigmented skin lesion indicating whether the sample collected is indicative of melanoma or not. The Company considers all services to be complete upon the delivery of this final report and records revenue as of the date of the final report using the full accrual method based upon historical collection experience.
For many PLA and Nevome services performed within the United States, the payment the Company ultimately receives depends upon the rate of reimbursement from commercial third-party
payors and government payors. The Company is not currently a participating provider with most commercial third-party
payors and, therefore, does not have specific coverage decisions from those third-party
payors for their services with established payment rates. Currently, most of the commercial third-party
payors that reimburse the Company’s claims do so based upon the Current Procedural Terminology (CPT) codes, the predominant methodology, or based on other methods such as percentages of charges or other formulas that are not made known to the Company. Coverage and payment is determined by each third-party
payor on a
case-by-case
basis. The Company’s efforts in obtaining reimbursement based on individual claims, including pursuing appeals or reconsiderations of claim denials, take a substantial amount of time, and bills may not be paid for many months. Furthermore, if a third-party
payor denies coverage after final appeal, payment may not be received at all.
Due to the significant time it can take to collect upon billed PLA and Nevome services, a detailed analysis is performed based upon historical reimbursement data for each significant third-party
payor for those amounts billed that the Company still anticipates collecting. For each significant payor, the Company analyzes the monthly average amount collected and the average timing of reimbursement for previously billed amounts in order to accurately develop an estimate of the remaining cash the Company expects to collect. The Company believes that collectability is reasonably assured for the amount of estimated cash collections as the Company has visibility into payor payment history to accurately and reasonably develop an estimate for remaining cash collections related to the applicable fiscal year.

Accounts Receivable
(j)	Accounts Receivable
Contract Accounts Receivable
Contract accounts receivable are recorded at the net invoice value and are not interest bearing. The Company reserves specific receivables if collectability is no longer reasonably assured, and as of September 30, 2019, the Company did not maintain any reserve over contract receivables as they deal with large established credit worthy customers. The Company re-evaluates
such reserves on a regular basis and adjusts its reserves as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. The Company recorded $0.5 million and $0.3 million of contract accounts receivable as of September 30, 2019 and December 31, 2018, respectively.
Assay Accounts Receivable
Due to the nature of the Company’s assay revenue, it can take a significant amount of time to collect upon billed PLA services. The Company prepares an analysis on reimbursement collections and data obtained for each financial reporting period to determine the amount of receivables to be recorded relating to PLA services performed in the applicable period. The Company accrues an allowance for doubtful accounts against its accounts receivable when it is probable that an account is not collectible, based on write off history, credit risk of specific accounts, aging analysis and other information available on specific accounts. The Company generally does not perform evaluations of customers’ financial condition and generally does not require collateral. Accounts receivable are written off when all efforts to collect the balance have been exhausted. Historically, the Company’s bad debt expense has not been significant. Adjustments for implicit price concessions attributable to variable consideration are incorporated into the measurement of the accounts receivable balances and are not part of the allowance for doubtful accounts. The Company recorded $0.4 million and $0.3 million of gross assay accounts receivable as of September 30, 2019 and December 31, 2018, respectively. In addition, the Company established an allowance for doubtful accounts of $0.1 million and $0.1 million as of September 30, 2019 and December 31, 2018, respectively.

(j)	Accounts Receivable
Contract Accounts Receivable
Contract accounts receivable are recorded at the net invoice value and are not interest bearing. The Company considers receivables past due based on the contractual payment terms which range from 30 to 60 days. The Company reserves specific receivables if collectability is no longer reasonably assured, and as of December 31, 2018, the Company did not maintain any reserve over contract receivables as they deal with large established credit worthy customers. The Company re-evaluates
such reserves on a regular basis and adjusts its reserves as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. The Company recorded $0.3 million and $0.1 million of contract accounts receivable as of December 31, 2018 and 2017, respectively.
Assay Accounts Receivable
Due to the nature of the Company’s assay revenue, it can take a significant amount of time to collect upon billed PLA services. The Company prepares an analysis on reimbursement collections and data obtained as of each year-end
to determine the amount of receivables to be recorded relating to PLA services performed in the applicable fiscal year. The Company recorded $0.3 million and $0.3 million of gross assay accounts receivable as of December 31, 2018 and 2017, respectively. In addition, the Company established an allowance for doubtful accounts of $0.1 million and $21,000 as of December 31, 2018 and 2017, respectively.

Freight and Shipping Costs
(k)	Freight and Shipping Costs
The Company records outbound freight and shipping costs for its contract and assay revenues in cost of revenues.

(k)	Freight and Shipping Costs
The Company records outbound freight and shipping costs for its contract and assay revenues in cost of revenues.

Comprehensive Income (Loss)
(l)	Comprehensive Income (Loss)
Comprehensive income/(loss) is defined as a change in equity during a period from transactions and other events and circumstances from non-owner
sources. The Company’s comprehensive loss was the same as its reported net loss for all periods presented.

(l)	Comprehensive Income (Loss)
Comprehensive loss is defined as a change in equity during a period from transactions and other events and circumstances from non-owner
sources. The Company’s comprehensive loss was the same as its reported net loss for all periods presented.

Segment Reporting
(m)	Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment.

(m)	Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision making group, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment. All revenues have been generated in the United States and all assets are held in the United States.

Net Loss Per Share
(n)	Net Loss Per Share
Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted average common shares outstanding during the period. Because there is a net loss attributable to common shareholders during the three and nine months ended September 30, 2019 and 2018, the outstanding common stock warrants, stock options, restricted stock units and preferred stock have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted loss per share are the same. Diluted net loss per common share for the three and nine months ended September 30, 2019 excludes the effect of anti-dilutive equity instruments including 615,385 shares of common stock issuable upon conversion of the Company’s preferred stock, 4,226,785 shares of common stock issuable upon the exercise of outstanding common stock warrants and 964,995 shares of common stock issuable upon the exercise stock options and release of restricted stock units. Diluted net loss per common share for the three months ended September 30, 2018 excludes the effect of anti-dilutive equity instruments including 1,524,122 shares of common stock issuable upon conversion of the Company’s preferred stock, 1,435,315 shares of common stock issuable upon the exercise of outstanding warrants and 982,760 shares of common stock issuable upon the exercise stock options and release of restricted stock units. The Company did not consider a two-class
method of earnings (loss) per share given that the Company’s convertible participating securities do not participate in losses.

(n)	Net Loss Per Share
Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the years ended December 31, 2018 and 2017, the outstanding common stock warrants, stock options, restricted stock units and preferred stock have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted loss per share are the same. Diluted net loss per common share for 2018 excludes the effect of anti-dilutive equity instruments including 1,524,122 shares of common stock issuable upon conversion of our preferred stock, 1,177,486 shares of common stock issuable upon the exercise of outstanding common stock warrants and 1,000,587 shares of common stock issuable upon the exercise stock options and release of restricted stock units. Diluted net loss per common share for 2017 excludes the effect of anti-dilutive equity instruments including 1,017,583 shares of common stock issuable upon conversion of our preferred stock, 1,625,030 shares of common stock issuable upon the exercise of outstanding warrants and 723,384 shares of common stock issuable upon the exercise stock options and release of restricted stock units. The Company did not consider a two class method of earnings (loss) per share given that the Company’s convertible participating securities do not participate in losses.

Stock-Based Compensation
(o)	Stock-Based Compensation
Compensation costs associated with stock option awards and other forms of equity compensation are measured at the grant-date fair value of the awards and recognized over the requisite service period of the awards on a straight-line basis.
The Company grants stock options to purchase common stock to employees with exercise prices equal to the fair market value of the underlying stock, as determined by the board of directors, management and outside valuation experts prior to the Business Combination. The board of directors and outside valuation experts determine the fair value of the underlying stock by considering a number of factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company’s debt holders and preferred stockholders, and the lack of liquidity of the Company’s common stock. Subsequent to the close of the Business Combination, the fair market value of stock options is based on the closing stock price on the grant date.

The fair value of each stock option award is estimated using the Black-Scholes-Merton valuation model. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The expected term of options is based on the simplified method which defines the expected term as the average of the contractual term of the options and the weighted average vesting period for all option tranches. The expected volatility of stock options is based upon the historical volatility of a number of related publicly traded companies in similar stages of development. The risk-free interest rate is based on the average yield of U.S. Treasury securities with remaining terms similar to the expected term of the share-based awards. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future.
The Company accounts for stock options to
non-employees
using the fair value approach. The fair value of these options is measured using the Black-Scholes-Merton option pricing model, reflecting the same assumptions applied to employee options, other than expected life, which is assumed to be the remaining contractual life of the award. Options that are granted to employees have a requisite service period of four years. Equity instruments awarded to non-employees
are periodically
re-measured
as the underlying awards vest unless the instruments are fully vested, immediately exercisable, and non-forfeitable
on the date of grant.
Restricted stock units (“RSUs”), are considered restricted stock. The fair value of restricted stock is equal to the fair market value of the underlying stock, as determined by the board of directors, management and input from outside valuation experts prior to the Business Combination. Subsequent to the close of the Business Combination, the fair market value of RSUs is based on the closing stock price on the grant date. The Company recognizes stock-based compensation expense based on the fair value on a straight-line basis over the requisite service periods of the awards, taking into consideration estimated forfeitures. RSUs that are granted to employees have a requisite service period between two and four years.
The fair value of each option for employees was estimated on the date of grant using the following assumptions:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Assumed risk-free interest rate	1.68%	2.77%	1.68% - 2.50%	2.46% - 2.94%
Assumed volatility	73.50%	77.27%	73.20% - 73.50%	77.27% - 78.25%
Expected option term	6.02 years	6.02 years	6.02 - 6.08 years	5.76 - 6.04 years
Expected dividend yield	—	—	—	—
The Company recorded stock-based compensation expense for employee options, RSUs, common stock warrants, and consultant options of $0.7 million and $0.2 million for the three months ended September 30, 2019 and 2018, respectively and $1.2 million and $0.7 million for the nine months ended September 30, 2019 and 2018, respectively. The total compensation cost related to non-vested
awards not yet recognized at September 30, 2019 was $0.5 million, which is expected to be recognized on a straight-line basis over a weighted average term of 2.47 years.

(o)	Stock-Based Compensation
Compensation costs associated with stock option awards and other forms of equity compensation are measured at the grant-date
fair value of the awards and recognized over the requisite service period of the awards on a straight-line
basis.
The Company grants stock options to purchase common stock to employees with exercise prices equal to the fair market value of the underlying stock, as determined by the board of directors, management and outside valuation experts. The board of directors and outside valuation experts determine the fair value of the underlying stock by considering a number of factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company’s debt holders and preferred stockholders, and the lack of liquidity of the Company’s common stock.
The fair value of each stock option award is estimated using the
Black-Scholes-Merton
valuation model. Such value is recognized as expense over the requisite service period, net of estimated forfeitures, using the straight-line method. The expected term of options is based on the simplified method which defines the expected term as the average of the contractual term of the options and the weighted average vesting period for all option tranches. The expected volatility of stock options is based upon the historical volatility of a number of related publicly traded companies in similar stages of development. The risk-free
interest rate is based on the average yield of U.S. Treasury securities with remaining terms similar to the expected term of the share-based awards. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future.
The Company accounts for stock options to
non-employees
using the fair value approach. The fair value of these options is measured using the
Black-Scholes-Merton
option pricing model, reflecting the same assumptions applied to employee options, other than expected life, which is assumed to be the remaining contractual life of the award. Options that are granted to employees have a requisite service period of four years. Equity instruments awarded to non-employees
are periodically
re-measured
as the underlying awards vest unless the instruments are fully vested, immediately exercisable, and non-forfeitable
on the date of grant.

Restricted stock units (RSU) are considered restricted stock. The fair value of restricted stock is equal to the fair market value of the underlying stock, as determined by the board of directors, management and input from outside valuation experts. The Company recognizes stock-based compensation expense based on the fair value on a straight-line
basis over the requisite service periods of the awards, taking into consideration estimated forfeitures. RSUs that are granted to employees have a requisite service period between two and four years.
The fair value of each option for employees was estimated on the date of grant using the following assumptions:

Year ended December 31
	2018	2017
Assumed risk-free interest rate	2.46%–3.00%	1.92%–2.08%
Assumed volatility	72.30%–78.25%	59.95%–64.47%
Expected option term	5.76–6.04 years	5.95–6.06 years
Expected dividend yield	—	—
The Company recorded stock-based compensation expense for employee options, RSUs, common stock warrants, and consultant options of $0.9 million and $0.6 million for the years ended December 31, 2018 and 2017, respectively. The total compensation cost related to non-vested
awards not yet recognized at December 31, 2018 and 2017 was $1.1 million and $0.9 million, respectively, which is expected to be recognized on a straight-line
basis over a weighted average term of 1.40 years and 1.13 years, respectively.

Derivative Liability
(p)	Derivative Liability
From
time-to-time,
the Company may issue convertible notes that contain embedded features that require derivative accounting including the determination of the fair value of the financial instruments at the execution of the contract and the change in such fair values through each reporting period until such time the liability is extinguished. The Company’s convertible notes, as further discussed in Note 3, have embedded derivatives that required bifurcation from the host instrument.

(q)	Derivative Liability
From
time-to-time,
the Company may issue convertible notes that contain embedded features that require derivative accounting including the determination of the fair value of the financial instruments at the execution of the contract and the change in such fair values through each reporting period until such time the liability is extinguished. The Company’s convertible notes, as further discussed in Note 3, have embedded derivatives that required bifurcation from the host instrument.

Fair Value Measurements
(q)	Fair Value Measurements
The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. There were no other assets or liabilities that were measured at fair value on a recurring basis as of September 30, 2019. The following table provides a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 (in thousands):
Fair Value Measurements at Reporting Date Using

	December 31, 2018
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative liability	$—	$—	$2,880	$2,880

Total liabilities	$—	$—	$2,880	$2,880

The fair value of the derivative liability was determined based on a probability weighted valuation model of the various embedded features of the Company’s outstanding convertible debt. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s assumptions regarding estimates of timing and the probability of each embedded conversion feature occurring. An initial fair value valuation was performed at each date of issuance of the outstanding convertible debt and subsequently remeasured as of August 29, 2019, which was the date the convertible debt converted to common stock. The accumulated change in fair value between measurement dates was determined to be a $0.1 million and $0.4 million loss for the three and nine months ended September 30, 2019, respectively, which was recognized as Other expense within the condensed consolidated Statement of Operations and Comprehensive Loss. As the convertible debt converted to common stock, this conversion eliminated the derivative liability on August 29, 2019. Changes in these assumptions can materially affect the fair value.
There were no other assets or liabilities that were measured at fair value on a recurring basis as of September 30, 2019 and December 31, 2018. The Company believes the carrying amount of cash and cash equivalents, accounts payable and accrued expenses approximate their estimated fair values due to the short-term nature of these accounts.

(p)	Fair Value Measurements
The Company uses a
three-tier
fair value hierarchy to prioritize the inputs used in the Company’s fair value measurements. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The following table provide a summary of the assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 (in thousands):
Fair Value Measurements at Reporting Date Using

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Derivative liability	$—	$—	$2,880	$2,880

Total liabilities	$—	$—	$2,880	$2,880

The fair value of the derivative liability was determined based on a probability weighted valuation model of the various embedded features of the Company’s outstanding convertible debt. The fair value is subjective and is affected by changes in inputs to the valuation model including management’s assumptions regarding estimates of timing and the probability of each embedded conversion feature occurring. An initial fair value valuation was performed at each date of issuance of the outstanding convertible debt and subsequently remeasured as of December 31, 2018. The accumulated change in fair value between the measurement dates was determined to be a $0.4 million loss, which was recognized as Other expense within the Statement of Operations. Changes in these assumptions can materially affect the fair value.
There were no other assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2018 and 2017.
The Company believes the carrying amount of cash and cash equivalents, accounts payable and accrued expenses approximate their estimated fair values due to the short-term
nature of these accounts.

Accounting Pronouncement Recently Adopted
(r)	Accounting Pronouncement Recently Adopted
In May 2014, the FASB issued ASU
2014-09,
“Revenue from Contracts with Customers (Topic 606),” which will supersede virtually all existing revenue guidance. Under this standard, an entity is required to recognize revenue upon transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. As such, an entity will need to use more judgment and make more estimates than under the current guidance. This standard should be applied retrospectively either to each prior reporting period presented in the condensed consolidated financial statements, or only to the most current reporting period presented in the condensed consolidated financial statements with a cumulative effect adjustment recorded in retained earnings. In March 2016, the FASB issued
ASU 2016-08,
“Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” which clarifies the principal versus agent guidance in the new revenue recognition standard. In April 2016, the FASB issued
ASU 2016-10,
“Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing,” which clarifies the guidance on accounting for licenses of intellectual property and identifying performance obligations in the new revenue recognition standard. In May 2016, the FASB issued
ASU 2016-12,
“Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients,” which does not change the core principles of the guidance in Topic 606, but further clarifies and improves various narrow aspects of Topic 606. In December 2017, the FASB issued
ASU 2016-20,
“Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which clarifies the codification and corrects unintended application of Topic 606. These new standards are effective for interim and annual periods beginning after December 15, 2018 and early adoption is permitted.
The Company adopted the standard as of January 1, 2019 utilizing the modified retrospective approach. Further information regarding the standard is discussed in Note 1(i) Revenue Recognition. As a result of adoption, the Company made a $45,000 adjustment to accumulated deficit to account for prior year contract revenue amounts being lower under ASC 606. The Company noted no material impact associated with the adoption of ASC 606 on assay revenue.

(r)	Accounting Pronouncement Recently Adopted
In March 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU)
2016-09,
“Compensation—Stock Compensation (Topic 718): Improvements to Employee Share Based Payment Accounting,” which includes multiple provisions intended to simplify accounting for share based payments, including accounting for income taxes, classification on the statement of cash flows, accounting for forfeitures, and classification of awards as either liabilities or equity. This new standard was effective for interim and annual periods beginning January 1, 2018 and was adopted by the Company on this date. As a result of adoption, the Company will continue to estimate forfeitures as part of their stock-based compensation calculation. Much of the remaining accounting standard did not have a material impact on the Company’s financial statements.

Accounting Pronouncements Issued But Not Yet Effective
(s)	Accounting Pronouncements Issued But Not Yet Effective
In February 2016, the FASB issued ASU
2016-02,
“Leases (Topic 842),” which requires lessees to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use
assets, and to recognize on the income statement the expenses in a manner similar to current practice. In July 2018, the FASB issued ASU
2018-10,
“Codification Improvements to Topic 842, Leases” and
ASU 2018-11,
“Leases (Topic 842): Targeted Improvements”, which improves the clarity of the new lease standard and corrects unintended application of the guidance. In December 2018, the FASB issued
ASU 2018-20,
“Narrow-Scope Improvements for Lessors”, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing transactions. In March 2019, the FASB issued ASU
2019-01,
“Lease (Topic 842): Codification Improvements”, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing essential information about leasing transactions. This new standard is effective for interim and annual periods beginning January 1, 2020 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements.
In June 2019, the FASB issued ASU
2018-07,
“Compensation-Stock Compensation (Topic 718)—Improvements to Nonemployee Share-Based Payment Accounting”, which simplifies accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic 718, Compensation—Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. This new standard is effective for interim and annual periods beginning December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which modified the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. This new standard is effective for interim and annual periods beginning December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its condensed consolidated financial statements.

(s)	Accounting Pronouncements Issued But Not Yet Effective
In May 2014, the FASB issued ASU
2014-09,
“Revenue from Contracts with Customers (Topic 606),” which will supersede virtually all existing revenue guidance. Under this standard, an entity is required to recognize revenue upon transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. As such, an entity will need to use more judgment and make more estimates than under the current guidance. This standard should be applied retrospectively either to each prior reporting period presented in the financial statements, or only to the most current reporting period presented in the financial statements with a cumulative effect adjustment recorded in retained earnings. In March 2016, the FASB issued
ASU 2016-08,
“Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” which clarifies the principal versus agent guidance in the new revenue recognition standard. In April 2016, the FASB issued
ASU 2016-10,
“Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing,” which clarifies the guidance on accounting for licenses of intellectual property (IP) and identifying performance obligations in the new revenue recognition standard. In May 2016, the FASB issued
ASU 2016-12,
“Revenue from Contracts with Customers (Topic 606):
Narrow-Scope
Improvements and Practical Expedients,” which does not change the core principles of the guidance in Topic 606, but further clarifies and improves various narrow aspects of Topic 606. In December 2017, the FASB issued
ASU 2016-20,
“Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” which clarifies the codification and corrects unintended application of Topic 606. These new standards are effective for interim and annual periods beginning after December 15, 2018 and early adoption is permitted.

We have substantially completed our assessment of the new standard, which we will adopt on January 1, 2019. The Company anticipates that the standard will not have a material impact on our financial statements. We will utilize the modified retrospective approach upon full adoption of Topic 606.
In February 2016, the FASB issued
ASU 2016-02,
“Leases (Topic 842),” which requires lessees to generally recognize on the balance sheet operating and financing lease liabilities and corresponding right-of-use
assets, and to recognize on the income statement the expenses in a manner similar to current practice. In July 2018, the FASB issued ASU
2018-10,
“Codification Improvements to Topic 842, Leases” and ASU
2018-11,
“Leases (Topic 842): Targeted Improvements”, which improves the clarity of the new lease standard and corrects unitended application of the guidance. In December 2018, the FASB issued ASU
2018-20,
“Narrow-Scope Improvements for Lessors”, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing transactions. This new standard is effective for interim and annual periods beginning January 1, 2020 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its financial statements.
In August 2018, the FASB issued ASU
2018-13,
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which modified the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. This new standard is effective for interim and annual periods beginning December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this standard on its financial statements.